Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parke Bancorp Inc. [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	$ 105,640	$ 98,992
For Capital Adequacy Purposes, Amount	51,998	51,209
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	97,382	90,851
For Capital Adequacy Purposes, Amount	25,999	25,604
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	16.25%	15.50%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	14.98%	14.20%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	97,382	90,851
For Capital Adequacy Purposes, Amount	30,917	30,122
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	12.60%	12.10%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Parke Bank [Member]
Total Risk Based Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	105,714	98,817
For Capital Adequacy Purposes, Amount	51,998	51,208
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	64,998	64,010
Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Actual, Amount	97,456	90,676
For Capital Adequacy Purposes, Amount	25,999	25,604
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	38,999	38,406
Total Risk Based Capital and Tier 1 Capital (to Risk Weighted Assets) [Abstract]
Total Risk Based Capital, Actual, Ratio (in hundredths)	16.26%	15.40%
Total Risk Based Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Total Risk Based Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 Capital, Actual, Ratio (in hundredths)	14.99%	14.20%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Amount	97,456	90,676
For Capital Adequacy Purposes, Amount	30,917	30,122
To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 38,646	$ 37,652
Tier 1 Capital (to Average Assets) [Abstract]
Actual, Ratio (in hundredths)	12.61%	12.00%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio (in hundredths)	5.00%	5.00%